UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aslan Capital Management, LP
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Address:   375 Park Avenue, Suite 1903
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           New York, New York 10152
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Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce Gregory
           --------------------------------------------------
Title:     Managing Director
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Phone:     (212) 813-0673
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Bruce Gregory         New York, New York              02/13/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            22
                                               -------------

Form 13F Information Table Value Total:          $142,408
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       NONE


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
Form 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6  COLUMN 7          COLUMN 8
------------------------------  --------------  ---------   -------- -------------- ----  --------  --------  ----------------------
                                                             VALUE   SHARES/    SH/  PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER       TITLE OF CLASS    CUSIP     x($1000) PRN AMT    PRN  CALL DISCRETN  MANAGERS  SOLE    SHARED   NONE
------------------------------ ---------------- ----------- -------- ---------  --- ----  -------- ---------  ------ -------- ------

ADVANCED MEDICAL OPTICS INC    COM               00763M108    2,816     80,000  SH        SOLE                80,000     0      0
BASIC ENERGY SVCS INC NEW      COM               06985P100    2,465    100,000  SH        SOLE               100,000     0      0
CALGON CARBON CORP             COM               129603106    2,945    475,000  SH        SOLE               475,000     0      0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW          15133V208      460     64,000  SH        SOLE                64,000     0      0
FIVE STAR QUALITY CARE INC     COM               33832D106    5,018    450,000  SH        SOLE               450,000     0      0
GRAPHIC PACKAGING CORP DEL     COM               388688103    6,192  1,430,000  SH        SOLE             1,430,000     0      0
HORIZON OFFSHORE INC           COM NEW           44043J204    3,097    190,000  SH        SOLE               190,000     0      0
HOSPIRA INC                    COM               441060100   23,842    710,000  SH        SOLE               710,000     0      0
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT    450047204    6,088    360,000  SH        SOLE               360,000     0      0
ISOLAGEN INC                   NOTE 3.500% 11/0  46488NAB9    2,935  4,000,000  PRN       SOLE             4,000,000     0      0
LIGAND PHARMACEUTICALS INC     CL B              53220K207    7,774    710,000  SH        SOLE               710,000     0      0
LIONS GATE ENTMNT CORP         COM NEW           535919203    5,633    525,000  SH        SOLE               525,000     0      0
MAGNA ENTMT CORP               CL A              559211107    2,706    600,000  SH        SOLE               600,000     0      0
MAGNA ENTMT CORP               NOTE 8.55% 6/1    559211AD9    4,100  4,000,000  PRN       SOLE             4,000,000     0      0
NEWPARK RES INC                COM PAR $0.1NEW   651718504    2,704    375,000  SH        SOLE               375,000     0      0
NEXCEN BRANDS INC              COM               653351106    9,761  1,350,000  SH        SOLE             1,350,000     0      0
OMNIVISION TECHNOLOGIES INC    COM               682128103    4,914    360,000  SH        SOLE               360,000     0      0
RESEARCH IN MOTION LTD         COM               760975102      319      2,500  SH        SOLE                 2,500     0      0
UNITEDHEALTH GROUP INC         COM               91324P102   40,835    760,000  SH        SOLE               760,000     0      0
WELLPOINT INC                  COM               94973V107    3,935     50,000  SH        SOLE                50,000     0      0
WET SEAL INC                   CL-A              961840105    2,221    333,000  SH        SOLE               333,000     0      0
YAMANA GOLD INC CMN            COM               98462Y100    1,648    125,000  SH        SOLE               125,000     0      0